SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions		4 Months Ended
	Jan. 16, 2026 GBP (£)	Apr. 30, 2026 USD ($) shares
Class A - Ordinary Shares
Subsequent Event [Line Items]
Shares issued in exercise of vested awards (in shares) | shares		315,889
Proceeds from issuance of shares from exercise of awards | $		$ 3
Hawk Investment Holding Limited Loan Arrangement
Subsequent Event [Line Items]
Proceeds from the issuance of notes payable	£ 250,000
Long-term debt	£ 833,333